Revenue Recognition (Details) - Schedule of disaggregation of revenue - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022		Dec. 31, 2021
Product and service revenue
Total product revenue	$ 4,433		$ 6,972		$ 34,661		$ 4,887
Ancillary revenue	264		59		1,715		161
Total revenues	4,697		7,031		36,376		5,048
Stepvans & vehicle incentives [Member]
Product and service revenue
Total product revenue	4,262	[1]	6,863	[1]	31,829	[2]	2,735	[2]
Powertrains [Member]
Product and service revenue
Total product revenue	5		14		2,226		2,152
Fleet-as-a-Service [Member]
Product and service revenue
Total product revenue	$ 166		$ 95		$ 606

[1]	Amounts are net of returns
[2]	Amounts are net of returns